ADVANCED SERIES TRUST

AST T. Rowe Price Growth Opportunities Portfolio

Supplement dated October 18, 2024 to the

Prospectus and Summary Prospectus, dated May 1, 2024, as supplemented

This supplement should be read in conjunction with the prospectus (the Prospectus) and summary prospectus (the Summary Prospectus) for the AST T. Rowe Price Growth Opportunities Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus and Summary Prospectus.

New Subadvisory Arrangement, Name Change, Investment Objectives, Principal Investment Strategy, Management Fee and Secondary Benchmark Changes

The Board of Trustees of the Trust (the Board) approved: (i) replacing T. Rowe Price Associates, Inc., T. Rowe Price International, T. Rowe Price Hong Kong, Limited, and T. Rowe Price Japan, Inc. (collectively T. Rowe Price) with J.P. Morgan Investment Management Inc. (J.P. Morgan) to serve as subadviser to the Portfolio; (ii) changing the name of the Portfolio to the “AST J.P. Morgan Aggressive Multi-Asset Portfolio;” (iii) certain revisions to the investment objective and principal investment strategy of the Portfolio; and (iv) changing the Portfolio’s secondary benchmark to reflect the repositioning of the Portfolio. These changes are expected to become effective on or about November 14, 2024.

To reflect the changes described above, the Summary Prospectus and Prospectus are hereby revised as follows, effective November 14, 2024:

I.All references to "AST T. Rowe Price Growth Opportunities Portfolio" are hereby changed to "AST J.P. Morgan Aggressive Multi-Asset Portfolio".

II.All references and information pertaining to T. Rowe Price International, T. Rowe Price Hong Kong, and T. Rowe Price Japan are hereby removed from the Prospectus and Summary Prospectus.

III.The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.68%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.03%
+ Acquired Fund Fees & Expenses	0.26%
=Total Annual Portfolio Operating Expenses	1.22%
-Fee Waiver and/or Expense Reimbursement	(0.26)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.96%
Reimbursement(1)

(1)The Manager has contractually agreed to waive a portion of its investment management fee equal to the subadvisory fee waiver due to investments in the underlying portfolios managed by the subadviser or an affiliate of the subadviser.

IV.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES”
	section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:

		1 Year	3 Years	5 Years	10 Years
	AST J.P. Morgan Aggressive	$98	$361	$645	$1,454
	Multi-Asset Portfolio
634PROSUP1
V. The description of the Portfolio’s investment objective in the “INVESTMENT OBJECTIVE” section of the Summary Prospectus, the description of the Portfolio’s investment objective in the “SUMMARY: J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO – INVESTMENT OBJECTIVE” section of the Prospectus, and the description of the Portfolio’s investment objective in the “MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST – AST J.P. MORGAN AGGRESSIVE  MULTI-ASSET PORTFOLIO – Investment Objective” section of the Prospectus are hereby deleted in their entirety and replaced with the description set forth below:
         Investment Objective. To seek capital appreciation consistent with its specified level of risk tolerance.
VI.	The description of the Portfolio’s principal investment strategies in the “INVESTMENTS, RISKS AND
PERFORMANCE” section of the Summary Prospectus and the description of the Portfolio’s principal investment strategies in the “SUMMARY: AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO –
INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted in their entirety and replaced with the description set forth below:
Principal Investment Strategies. The Portfolio utilizes a variety of diversifying asset classes and investment styles. Under normal circumstances, the Portfolio will maintain a strategic allocation of approximately 85% of net assets in global equity securities and approximately 15% of net assets in fixed income securities. Depending on market conditions, the global equity exposure may range between 75-95% of net assets, and the fixed income allocation may range between 5-25% of net assets. The subadviser may utilize derivatives to manage the duration of the Portfolio; these positions are not considered part of the Portfolio's fixed income allocation.
The Portfolio may invest in a wide range of asset classes, including US and non-US fixed income, high yield bonds, convertible bonds, emerging markets bonds, US and non-US equities, emerging markets equities, and real estate investment trusts (REITs) domiciled in and outside of the US. The allocation to these asset classes will vary depending on the tactical views of the Portfolio’s subadviser, J.P. Morgan Investment Management Inc
(“JPMorgan”).
The Portfolio’s allocation to global equity, fixed income, and currency markets may be obtained through (i) the purchase of “physical securities” (e.g., common stocks or bonds); (ii) the use of derivative instruments including but not limited to options and futures contracts on securities and indices, swaps (including credit derivatives), forwards (deliverable and non-deliverable), and other futures contracts and options to provide exposure to equity and fixed income asset classes (iii) the purchase of underlying exchange-traded funds (ETFs), including ETFs sponsored by J.P. Morgan. As of the date of this prospectus, it is expected that the Portfolio will allocate more than 50% of its assets to J.P. Morgan ETFs.
The Portfolio’s strategic asset allocation is designed to account for the liquidity needs of the Portfolio throughout market cycles. The liquidity profile of the Portfolio may cause temporary deviations from the strategic asset allocation due to redemptions in the Portfolio or other circumstances relevant to the Portfolio’s overall investment process.
The Portfolio may invest, without limitation, its assets in the AST J.P. Morgan Fixed Income Central Portfolio
(the J.P. Morgan Central Portfolio). The J.P. Morgan Central Portfolio is a special type of investment vehicle for sole use by certain asset allocation portfolios, including the Portfolio. The J.P. Morgan Central Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in intermediate and long-term debt obligations and high-quality money market instruments. Rather than buy intermediate and long-
term debt obligations and high-quality money market instruments directly, the Portfolio may invest in the J.P.
Morgan Central Portfolio.
VII.	The last paragraph under “Past Performance” in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus and the last paragraph in the “SUMMARY: AST J.P. MORGAN AGGRESSIVE
MULTI-ASSET PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted in their entirety and replaced with the following:
The table also demonstrates how the Portfolio’s average annual returns compare to the returns of a custom blended index which consists of the MSCI World Index (NTR) (85%) and Bloomberg US Aggregate Index (15%).
Note: The J.P. Morgan Aggressive Multi-Asset Portfolio added and removed a subadviser and changed certain investment strategies, effective November 14, 2024. The performance figures prior to November 14, 2024 for the Portfolio reflect the investment performance, investment operations, investment policies, and investment strategies of former subadvisers, and are not representatives of the Portfolio's current subadviser and the Portfolio's predicted performance.

Prior to November 14, 2024, the Portfolio's custom blended index consisted of the Russell 3000 Index (60%), MSCI

Europe, Australia and the Far East (EAFE) Index (GD) (25%) and Bloomberg US Aggregate Index (15%). Effective

November 14, 2024, the Portfolio's custom blended index consists of the MSCI World Index (TR)(85%) and Bloomberg

US Aggregate Index (15%).

 VIII. The index table under “Past Performance” in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus, and the index table under “Past Performance” in the “SUMMARY: AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted and replaced with the table and information set forth below:
Since
	Index		One Year*	Five Years*	Inception*
	Broad-Based Securities Market Index: S&P 500 Index		26.29%	15.69%	12.54%
(reflects no deduction for fees, expenses or taxes)
	Custom Blended Index (prior to November 14, 2024)		21.01%	11.57%	8.85%
(reflects no deduction for fees, expenses or taxes)

	Custom Blended Index (effective November 14, 2024)		20.93%	11.15%	8.08%
(reflects no deduction for fees, expenses or taxes)

* Information as of December 31, 2023.
IX.	The table in the “MANAGEMENT OF THE PORTFOLIO” section of the Summary Prospectus, and the table in the “SUMMARY: AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO – MANAGEMENT OF
THE PORTFOLIO” section of the Prospectus are hereby deleted and replaced with the table set forth below:

	Investment	Subadviser	Portfolio Managers	Title	Service Date
Managers
	PGIM	J.P. Morgan	Navdeep Saini	Portfolio Manager	November 2024
	Investments LLC/	Investment
			Morgan Moriarty, CFA	Portfolio Manager	November 2024
	AST Investment	Management Inc.

Services, Inc.
			Gary Herbert, CFA	Portfolio Manager	November 2024

X.The section of the Prospectus entitled “MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS

INVEST – AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO – Principal Investment Policies” is hereby deleted in its entirety and replaced with the information set forth below:

Principal Investment Policies:

The Portfolio utilizes a variety of diversifying asset classes and investment styles. Under normal circumstances, the Portfolio will maintain a strategic allocation of approximately 85% of net assets in global equity securities and approximately 15% of net assets in fixed income securities. Depending on market conditions, the global equity exposure may range between 75-95% of net assets, and the fixed income allocation may range between 5-25% of net assets. The subadviser may utilize derivatives to manage the duration of the Portfolio; these positions are not considered part of the Portfolio's fixed income allocation.

The Portfolio may invest in a wide range of asset classes, including US and non-US fixed income, high yield bonds, convertible bonds, emerging markets bonds, US and non-US equities, emerging markets equities, and real estate investment trusts (REITs) domiciled in and outside of the US. The allocation to these asset classes will vary depending on the tactical views of the Portfolio’s subadviser, J.P. Morgan Investment Management Inc (“J.P. Morgan”).

The Portfolio’s allocation to global equity, fixed income, and currency markets may be obtained through (i) the purchase of “physical securities” (e.g., common stocks or bonds); (ii) the use of derivative instruments including but not limited to options and futures contracts on securities and indices, swaps (including credit derivatives), forwards (deliverable and non-deliverable), and other futures contracts and options to provide exposure to equity and fixed income asset classes (iii) the purchase of underlying exchange-traded funds (ETFs), including ETFs sponsored by J.P. Morgan. As of the date of this prospectus, it is expected that the Portfolio will allocate more than 50% of its assets to J.P. Morgan ETFs.

The Portfolio’s strategic asset allocation is designed to account for the liquidity needs of the Portfolio throughout market cycles. The liquidity profile of the Portfolio may cause temporary deviations from the strategic asset allocation due to redemptions in the Portfolio or other circumstances relevant to the Portfolio’s overall investment process.

The Portfolio may invest, without limitation, its assets in the AST J.P. Morgan Fixed Income Central Portfolio (the J.P. Morgan Central Portfolio). The J.P. Morgan Central Portfolio is a special type of investment vehicle for sole use by certain asset allocation portfolios, including the Portfolio. The J.P. Morgan Central Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in intermediate and long-term debt obligations and high-quality money market instruments. Rather than buy intermediate and long- term debt obligations and high-quality money market instruments directly, the Portfolio may invest in the J.P. Morgan Central Portfolio.

General. While the Portfolio invests primarily in equity securities, the precise mix of equity and fixed income investments will depend on the Subadviser's outlook for the markets. When deciding upon asset allocations, the Subadviser may increase investments in equity securities when strong economic growth is expected. The opposite may be true if the Subadviser believes that the economy is expected to slow sufficiently enough to hurt corporate profit growth. The Portfolio's investments in foreign equity and debt securities are intended to provide additional diversification.

Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, to seek to secure gains or limit losses, or to re-deploy assets into more promising opportunities.

As a fund that will invest primarily in equity securities, the Portfolio's risk of loss and share price fluctuation (and potential for gain) will tend to be greater than funds investing in with a lower percentage allocation to equity and funds investing primarily in fixed income securities. Of course, both equity and fixed income securities may decline in value.

Equity Securities. When selecting particular stocks to purchase, the Subadviser will examine relative values and prospects among growth and value-oriented stocks, domestic and international stocks, and small- to large-cap stocks. Domestic stocks will be drawn from the overall US market while international equities will be selected primarily from large companies in developed countries. Investments in non-US dollar denominated stocks may be made solely for capital appreciation or solely for income or any combination of both for the purpose of seeking a higher overall return. Stocks of companies in developing countries may also be included. The equity portion of the Portfolio also may include convertible securities, preferred stocks and warrants.

Fixed Income Securities. Bond investments will be primarily investment grade (top four credit ratings) and are chosen from across the entire government and corporate bond markets. A portion of the Portfolio's fixed income assets may be invested in high yield bonds. A significant portion of the Portfolio's fixed income investments may be in mortgage-related securities (including mortgage dollar rolls, CMOs, and stripped mortgage-backed securities) and asset-backed securities. Bank debt and loan participations and assignments may also be purchased. Maturities and duration of the fixed income portion of the Portfolio will reflect the Subadviser's outlook for interest rates. The cash reserves component will consist of high-quality domestic and foreign money market instruments.

 Other Investments:

 Swap Agreements. The Portfolio may enter into interest rate, index, total return, credit default and currency exchange rate swap agreements. Swaps can be used for a variety of purposes, including: to manage exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk exposure.

Futures and Options. The Portfolio may enter into stock index, interest rate, or currency futures contracts (or options thereon) for hedging purposes or to provide an efficient means of adjusting the Portfolio's exposure to the equity and fixed income markets. The Portfolio may write covered call options and purchase put and call options on foreign currencies, securities, and financial indices. The Portfolio may also invest up to 10% of its total assets in hybrid instruments, which generally combine the characteristics of stocks, bonds, futures and options. Additionally, the Portfolio may enter into forward foreign currency exchange contracts in connection with its foreign investments.

Hybrid Instruments. These derivative instruments can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, securities, or securities index. Such securities may or may not bear interest or pay dividends. Under certain conditions, the redemption value of a hybrid could be zero. Hybrids can have volatile prices and limited liquidity, and their use may not be successful. Portfolio investments in hybrid instruments are limited to 10% of total assets.

XI. The section of the Prospectus entitled “HOW THE TRUST IS MANAGED – PORTFOLIO MANAGERS – AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO” is hereby deleted and replaced with the information set forth below:

 J.P. Morgan. The J.P. Morgan co-portfolio managers who are jointly and primarily responsible for the day-to- day management of the Portfolio are Navdeep Saini, Morgan Moriarty, CFA, and Gary Herbert, CFA.

Navdeep Saini, Vice President, is a portfolio manager in Multi-Asset Solutions (MAS) focused on global tactical asset allocation strategies, based in New York. An employee since 2012, Navi’s current responsibilities include portfolio construction, manager selection and tactical asset allocation. Previously, Navi worked on the Portfolio Implementation team within MAS, covering day-to-day order management and liquidity monitoring across various books of business (e.g., sub-advised clients, target date funds). Prior to working in MAS, Navi held a role in the Internal Audit department where he helped investment product teams identify gaps in their processes to enhance their control environment, and improve operational efficiency. Navi earned a B.A. in accountancy from Baruch College.

Morgan Moriarty, CFA, Executive Director, is a portfolio manager in Multi-Asset Solutions based in New York. An employee since 2011, Morgan focuses on portfolio construction, manager selection, and driving global tactical asset allocation (GTAA) decisions across a range of multi-asset class investment solutions as well as driving development of end to end portfolio management functionality in Spectrum. She is the key portfolio manager on mandates such as New York's 529 Advisor-Guided College Savings Age-Based and Asset Allocation portfolios, and the JPMorgan Diversified Fund. Morgan holds a B.S. in Business Administration with majors in finance and entrepreneurship and a minor in psychology from the University of Dayton. Morgan is a CFA charterholder.

Gary Herbert, CFA, Managing Director, is US Head of Global Asset Tactical Asset Allocation (GTAA) and Diversified Portfolios for J.P. Morgan Asset Management’s Multi-Asset Solutions business. In this role, Gary oversees the investment process for GTAA. He joined J.P. Morgan in 2020 from Brandywine Global LLC, where he was responsible for $7 billion in AUM as Global Head of Credit and Multisector strategies. At Brandywine, he helped build and implement proprietary research processes to improve macroeconomic, fundamental and quantitative research and decision-making, and led global marketing efforts for credit strategies. His more than 25 years research and portfolio management experience also includes positions at Guggenheim Partners, Dreman Value Management, LLC and Morgan Stanley Investment Management. Gary has an M.B.A. in Finance with Honors from Columbia University and a bachelor’s degree in Business Administration and International Business from Villanova University.

XII. The following replaces the information in the “GLOSSARY: PORTFOLIO INDEXES” section of the Prospectus relating to the Portfolio:

 AST J.P. Morgan Aggressive Multi-Asset Portfolio Index. Prior to November 14, 2024, the Portfolio’s custom blended index consisted of the Russell 3000 Index (60%), MSCI Europe, Australasia and the Far East (EAFE) Index (GD) (25%) and Bloomberg US Aggregate Index (15%). Effective November 14, 2024, the Portfolio’s custom blended index consists of the MSCI World Index (TR) (85%) and Bloomberg US Aggregate Index (15%) because the Manager believes this index composition provides a more appropriate basis for performance comparisons.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.